Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amounts, beginning balance	$ 4,976,391	$ 5,259,515
Gross carrying amounts, Foreign currency translation	(64,664)	(283,124)
Gross carrying amounts, ending balance	4,911,727	4,976,391
Accumulated amortization, beginning balance	4,916,470	4,450,808
Accumulated amortization, Amortization expense	58,164	734,150
Accumulated amortization, Foreign currency translation	(64,403)	(268,488)
Accumulated amortization, ending balance	4,910,231	4,916,470
Total amortized intangible assets, net	1,496	59,921
Software and Software Development Costs [Member]
Gross carrying amounts, beginning balance	4,083,543	4,315,870
Gross carrying amounts, Foreign currency translation	(53,061)	(232,327)
Gross carrying amounts, ending balance	4,030,482	4,083,543
Accumulated amortization, beginning balance	4,037,464	3,539,466
Accumulated amortization, Amortization expense	45,889	716,744
Accumulated amortization, Foreign currency translation	(52,871)	(218,746)
Accumulated amortization, ending balance	4,030,482	4,037,464
Total amortized intangible assets, net
Trademarks [Member]
Gross carrying amounts, beginning balance	892,848	943,645
Gross carrying amounts, Foreign currency translation	(11,603)	(50,797)
Gross carrying amounts, ending balance	881,245	892,848
Accumulated amortization, beginning balance	879,006	911,342
Accumulated amortization, Amortization expense	12,275	17,406
Accumulated amortization, Foreign currency translation	(11,532)	(49,742)
Accumulated amortization, ending balance	879,749	$ 879,006
Total amortized intangible assets, net	$ 1,496